UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2015

Date of reporting period:	2/28/2015

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON VALUE FUND

SEMIANNUAL REPORT • FEBRUARY 28, 2015

Objective

Capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

April 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Value Fund informative and useful. The report covers performance for the six-month period that ended February 28, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Value Fund

Prudential Jennison Value Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/28/15
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	–0.68%	7.51%	74.37%	98.37%	—
Class B	–1.09	6.73	68.31	84.63	—
Class C	–1.09	6.74	68.23	84.53	—
Class Q	–0.47	7.98	N/A	N/A	64.45% (10/31/11)
Class R	–0.80	7.30	72.62	N/A	93.76 (6/3/05)
Class Z	–0.60	7.78	76.94	103.81	—
Russell 1000® Value Index	3.48	13.49	105.68	100.65	—
S&P 500 Index	6.12	15.48	111.59	115.56	—
Lipper Large-Cap Value Funds Average	3.05	11.65	90.70	87.08	—

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		One Year	Five Years	Ten Years	Since Inception
Class A		–0.01%	9.01%	6.43%	—
Class B		0.19	9.34	6.27	—
Class C		4.14	9.47	6.27	—
Class Q		6.33	N/A	N/A	15.28% (10/31/11)
Class R		5.66	10.03	N/A	6.83 (6/3/05)
Class Z		6.14	10.59	7.33	—
Russell 1000 Value Index		9.33	13.75	7.21	—
S&P 500 Index		12.71	14.45	8.00	—
Lipper Large-Cap Value Funds Average		8.07	12.12	6.43	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 1000 Value Index

The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The cumulative total returns for the Russell 1000 Value Index measured from the month-end closest to the inception date for Class Q shares through 2/28/15 are 80.47% and 102.28% for Class R shares. The average annual total returns for the Russell 1000 Value Index measured from the month-end closest to the inception date for Class Q shares through 3/31/15 are 18.39% and 7.28% for Class R shares.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large US public companies. It gives an indication of how US stock prices have performed. The cumulative total returns for the S&P 500 Index measured from the month-end closest to the inception date for Class Q shares through 2/28/15 are 80.42% and 116.79% for Class R shares. The average annual total returns for the S&P 500 Index measured from the month-end closest to the inception date for Class Q shares through 3/31/15 are 18.30% and 8.01% for Class R shares.

Prudential Jennison Value Fund	3

Your Fund’s Performance (continued)

Lipper Large-Cap Value Funds Average

The Lipper Large-Cap Value Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a lower-than-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Although Lipper classifies the Fund in the Lipper Multi-Cap Core Funds Category, the returns for the Lipper Large-Cap Value Funds Average are also shown, as the Fund’s investment manager believes that the Lipper Large-Cap Value Funds Average is more consistent with the management of the Fund. The cumulative total returns for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 2/28/15 are 72.62% and 89.21% for Class R shares. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 3/31/15 is 16.80% and 6.51% for Class R shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and Lipper Averages are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 2/28/15
Wells Fargo & Co., Banks	3.1%
JPMorgan Chase & Co., Banks	3.0
Citigroup, Inc., Banks	2.4
Actavis PLC, Pharmaceuticals	2.4
United Continental Holdings, Inc., Airlines	2.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/15
Banks	11.9%
Pharmaceuticals	11.3
Oil, Gas & Consumable Fuels	8.1
Technology Hardware, Storage & Peripherals	6.0
Consumer Finance	4.7

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2014, at the beginning of the period, and held through the six-month period ended February 28, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison Value Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Value Fund		Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$993.20	1.08%	$5.34
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41

Class B	Actual	$1,000.00	$989.10	1.78%	$8.78
	Hypothetical	$1,000.00	$1,015.97	1.78%	$8.90

Class C	Actual	$1,000.00	$989.10	1.78%	$8.78
	Hypothetical	$1,000.00	$1,015.97	1.78%	$8.90

Class Q	Actual	$1,000.00	$995.30	0.64%	$3.17
	Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21

Class R	Actual	$1,000.00	$992.00	1.28%	$6.32
	Hypothetical	$1,000.00	$1,018.45	1.28%	$6.41

Class Z	Actual	$1,000.00	$994.00	0.78%	$3.86
	Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2015, and divided by 365 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended February 28, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.08%	1.08%
B	1.78	1.78
C	1.78	1.78
Q	0.64	0.64
R	1.53	1.28
Z	0.78	0.78

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Value Fund	7

Portfolio of Investments

as of February 28, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 100.0%

COMMON STOCKS

Aerospace & Defense 2.2%
Boeing Co. (The)	99,112	$14,951,045

Airlines 2.4%
United Continental Holdings, Inc.*	246,668	16,077,820

Auto Components 2.3%
Lear Corp.	142,304	15,499,752

Automobiles 1.5%
General Motors Co.	268,820	10,029,674

Banks 11.9%
Bank of America Corp.	848,810	13,419,686
Citigroup, Inc.	314,336	16,477,493
JPMorgan Chase & Co.	334,017	20,468,562
PNC Financial Services Group, Inc. (The)	103,138	9,484,570
Wells Fargo & Co.	379,030	20,767,054

		80,617,365

Biotechnology 1.2%
Celgene Corp.*	64,621	7,853,390

Capital Markets 4.0%
Goldman Sachs Group, Inc. (The)	80,883	15,350,784
Morgan Stanley	334,521	11,972,507

		27,323,291

Chemicals 1.4%
FMC Corp.	153,148	9,711,115

Communications Equipment 1.6%
Brocade Communications Systems, Inc.	884,274	10,956,155

Consumer Finance 4.7%
Capital One Financial Corp.	118,551	9,331,149
Navient Corp.	519,181	11,110,473
SLM Corp.	1,165,112	11,033,611

		31,475,233

See Notes to Financial Statements.

Prudential Jennison Value Fund	9

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Financial Services 1.5%
Voya Financial, Inc.	220,740	$9,754,501

Diversified Telecommunication Services 1.2%
Vivendi SA (France)	340,762	8,295,971

Electric Utilities 2.2%
FirstEnergy Corp.	427,714	14,961,436

Electrical Equipment 1.5%
Eaton Corp. PLC	143,588	10,196,184

Electronic Equipment, Instruments & Components 1.0%
Flextronics International Ltd.*	569,086	6,931,467

Energy Equipment & Services 1.5%
Halliburton Co.	227,020	9,748,239

Food Products 3.3%
Bunge Ltd.	113,627	9,292,416
Mondelez International, Inc. (Class A Stock)	357,863	13,217,670

		22,510,086

Health Care Providers & Services 3.1%
Cigna Corp.	106,963	13,009,910
HCA Holdings, Inc.*	106,111	7,591,181

		20,601,091

Hotels, Restaurants & Leisure 3.4%
Carnival Corp.	310,499	13,658,851
Hyatt Hotels Corp. (Class A Stock)*	158,557	9,599,041

		23,257,892

Independent Power & Renewable Electricity Producers 1.3%
NRG Energy, Inc.	369,297	8,855,742

Industrial Conglomerates 1.1%
Siemens AG, ADR (Germany)	68,006	7,590,830

Insurance 3.6%
MetLife, Inc.	274,279	13,941,601
Travelers Cos., Inc. (The)	93,620	10,058,533

		24,000,134

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Internet Software & Services 1.3%
Google, Inc. (Class A Stock)*	15,421	$8,676,317

Machinery 1.5%
SPX Corp.	116,843	10,414,217

Media 3.9%
Comcast Corp. (Class A Stock)	221,528	13,154,333
Liberty Global PLC (United Kingdom) Series C*	247,862	12,930,960

		26,085,293

Multiline Retail 1.8%
Target Corp.	155,172	11,921,865

Oil, Gas & Consumable Fuels 8.1%
Anadarko Petroleum Corp.	108,634	9,150,242
Chevron Corp.	80,944	8,635,106
Marathon Oil Corp.	367,092	10,227,183
Noble Energy, Inc.	195,776	9,246,500
Occidental Petroleum Corp.	103,250	8,041,110
Suncor Energy, Inc. (Canada)	323,899	9,749,360

		55,049,501

Personal Products 0.7%
Avon Products, Inc.(a)	553,945	4,714,072

Pharmaceuticals 11.3%
Actavis PLC*	55,206	16,084,820
Bayer AG (Germany), ADR	71,015	10,490,833
Merck & Co., Inc.	244,134	14,291,604
Mylan, Inc.*	225,104	12,904,087
Pfizer, Inc.	288,488	9,900,908
Teva Pharmaceutical Industries Ltd. (Israel), ADR	220,483	12,571,941

		76,244,193

Road & Rail 2.6%
Hertz Global Holdings, Inc.*	389,216	8,979,213
Union Pacific Corp.	73,334	8,819,147

		17,798,360

Semiconductors & Semiconductor Equipment 2.0%
Applied Materials, Inc.	545,447	13,663,447

See Notes to Financial Statements.

Prudential Jennison Value Fund	11

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Software 1.8%
Microsoft Corp.	282,591	$12,391,615

Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc.	70,217	9,020,076
EMC Corp.	353,080	10,218,135
Hewlett-Packard Co.	383,530	13,362,185
NCR Corp.*	276,735	8,138,777

		40,739,173

Wireless Telecommunication Services 1.1%
Vodafone Group PLC, ADR (United Kingdom)	215,307	7,441,010

TOTAL LONG-TERM INVESTMENTS (cost $467,379,734)		676,337,476

SHORT-TERM INVESTMENT 0.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $3,434,541; includes $3,105,902 of cash collateral for securities on loan)(Note 3)(b)(c)	3,434,541	3,434,541

TOTAL INVESTMENTS 100.5% (cost $470,814,275; Note 5)		679,772,017
Liabilities in excess of other assets (0.5)%		(3,271,795)

NET ASSETS 100.0%		$676,500,222

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,936,801; cash collateral of $3,105,902 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

12

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$14,951,045	$—	$—
Airlines	16,077,820	—	—
Auto Components	15,499,752	—	—
Automobiles	10,029,674	—	—
Banks	80,617,365	—	—
Biotechnology	7,853,390	—	—
Capital Markets	27,323,291	—	—
Chemicals	9,711,115	—	—
Communications Equipment	10,956,155	—	—
Consumer Finance	31,475,233	—	—
Diversified Financial Services	9,754,501	—	—
Diversified Telecommunication Services	—	8,295,971	—
Electric Utilities	14,961,436	—	—
Electrical Equipment	10,196,184	—	—
Electronic Equipment, Instruments & Components	6,931,467	—	—
Energy Equipment & Services	9,748,239	—	—
Food Products	22,510,086	—	—
Health Care Providers & Services	20,601,091	—	—
Hotels, Restaurants & Leisure	23,257,892	—	—
Independent Power & Renewable Electricity Producers	8,855,742	—	—
Industrial Conglomerates	7,590,830	—	—
Insurance	24,000,134	—	—
Internet Software & Services	8,676,317	—	—
Machinery	10,414,217	—	—
Media	26,085,293	—	—
Multiline Retail	11,921,865	—	—
Oil, Gas & Consumable Fuels	55,049,501	—	—
Personal Products	4,714,072	—	—

See Notes to Financial Statements.

Prudential Jennison Value Fund	13

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

	Level 1	Level 2	Level 3
Common Stocks (continued)
Pharmaceuticals	$76,244,193	$—	$—
Road & Rail	17,798,360	—	—
Semiconductors & Semiconductor Equipment	13,663,447	—	—
Software	12,391,615	—	—
Technology Hardware, Storage & Peripherals	40,739,173	—	—
Wireless Telecommunication Services	7,441,010	—	—
Affiliated Money Market Mutual Fund	3,434,541	—	—

Total	$671,476,046	$8,295,971	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2015 was as follows:

Banks	11.9%
Pharmaceuticals	11.3
Oil, Gas & Consumable Fuels	8.1
Technology Hardware, Storage & Peripherals	6.0
Consumer Finance	4.7
Capital Markets	4.0
Media	3.9
Insurance	3.6
Hotels, Restaurants & Leisure	3.4
Food Products	3.3
Health Care Providers & Services	3.1
Road & Rail	2.6
Airlines	2.4
Auto Components	2.3
Electric Utilities	2.2
Aerospace & Defense	2.2
Semiconductors & Semiconductor Equipment	2.0
Software	1.8
Multiline Retail	1.8
Communications Equipment	1.6
Machinery	1.5
Electrical Equipment	1.5
Automobiles	1.5%
Diversified Financial Services	1.5
Energy Equipment & Services	1.5
Chemicals	1.4
Independent Power & Renewable Electricity Producers	1.3
Internet Software & Services	1.3
Diversified Telecommunication Services	1.2
Biotechnology	1.2
Industrial Conglomerates	1.1
Wireless Telecommunication Services	1.1
Electronic Equipment, Instruments & Components	1.0
Personal Products	0.7
Affiliated Money Market Mutual Fund (including 0.5% of collateral for securities on loan)	0.5

100.5
Liabilities in excess of other assets	(0.5)

100.0%

See Notes to Financial Statements.

14

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • FEBRUARY 28, 2015

Prudential Jennison Value Fund

Statement of Assets & Liabilities

as of February 28, 2015 (Unaudited)

Assets
Investments at value, including securities on loan of $2,936,801:
Unaffiliated Investments (cost $467,379,734)	$676,337,476
Affiliated Investments (cost $3,434,541)	3,434,541
Receivable for investments sold	3,801,819
Dividends receivable	1,157,474
Receivable for Fund shares sold	154,453
Tax reclaim receivable	140,822
Prepaid expenses	3,981

Total assets	685,030,566

Liabilities
Payable for investments purchased	3,553,895
Payable to broker for collateral for securities on loan	3,105,902
Payable for Fund shares reacquired	1,081,241
Management fee payable	297,327
Accrued expenses	261,144
Distribution fee payable	155,130
Affiliated transfer agent fee payable	74,771
Deferred trustees’ fees	934

Total liabilities	8,530,344

Net Assets	$676,500,222

Net assets were comprised of:
Shares of beneficial interest, at par	$325,150
Paid-in capital in excess of par	458,583,712

458,908,862
Undistributed net investment income	1,020,740
Accumulated net realized gain on investment and foreign currency transactions	7,612,878
Net unrealized appreciation on investments	208,957,742

Net assets, February 28, 2015	$676,500,222

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share ($532,662,419 ÷ 25,564,607 shares of beneficial interest issued and outstanding)	$20.84
Maximum sales charge (5.50% of offering price)	1.21

Maximum offering price to public	$22.05

Class B
Net asset value, offering price and redemption price per share ($10,092,128 ÷ 497,759 shares of beneficial interest issued and outstanding)	$20.28

Class C
Net asset value, offering price and redemption price per share ($26,561,810 ÷ 1,310,850 shares of beneficial interest issued and outstanding)	$20.26

Class Q
Net asset value, offering price and redemption price per share ($14,357,603 ÷ 689,091 shares of beneficial interest issued and outstanding)	$20.84

Class R
Net asset value, offering price and redemption price per share ($12,632,874 ÷ 607,473 shares of beneficial interest issued and outstanding)	$20.80

Class Z
Net asset value, offering price and redemption price per share ($80,193,388 ÷ 3,845,262 shares of beneficial interest issued and outstanding)	$20.86

See Notes to Financial Statements.

Prudential Jennison Value Fund	17

Statement of Operations

Six Months Ended February 28, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $102,466)	$5,275,169
Affiliated dividend income	13,754
Affiliated income from securities loaned, net	2,034

Total income	5,290,957

Expenses
Management fee	1,951,580
Distribution fee—Class A	797,370
Distribution fee—Class B	51,638
Distribution fee—Class C	130,759
Distribution fee—Class R	47,418
Transfer agent’s fees and expenses (including affiliated expense of $123,500)	457,000
Shareholders’ reports	72,000
Custodian’s fees and expenses	55,000
Registration fees	48,000
Trustees’ fees	14,000
Legal fees and expenses	13,000
Audit fee	11,000
Insurance expenses	5,000
Miscellaneous	10,006

Total expenses	3,663,771
Less: Distribution fee waiver—Class R	(15,806)

Net expenses	3,647,965

Net investment income	1,642,992

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	19,499,202
Net change in unrealized appreciation (depreciation) on investments	(27,451,506)

Net loss on investment transactions	(7,952,304)

Net Decrease In Net Assets Resulting From Operations	$(6,309,312)

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2015	Year Ended August 31, 2014
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,642,992	$2,818,235
Net realized gain on investment and foreign currency transactions	19,499,202	80,184,106
Net change in unrealized appreciation (depreciation) on investments	(27,451,506)	56,776,277

Net increase (decrease) in net assets resulting from operations	(6,309,312)	139,778,618

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(2,588,060)	(2,674,635)
Class Q	(178,495)	(186,277)
Class R	(36,932)	(40,023)
Class X	—	(306)
Class Z	(637,602)	(554,300)

	(3,441,089)	(3,455,541)

Distributions from net realized gains
Class A	(36,686,713)	—
Class B	(714,108)	—
Class C	(1,854,657)	—
Class Q	(1,359,605)	—
Class R	(874,167)	—
Class Z	(5,636,419)	—

	(47,125,669)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	19,073,793	49,943,845
Net asset value of shares issued in reinvestment of dividends and distributions	46,944,667	3,155,000
Cost of shares reacquired	(58,544,425)	(121,083,142)

Net increase (decrease) in net assets from Fund share transactions	7,474,035	(67,984,297)

Total increase (decrease)	(49,402,035)	68,338,780

Net Assets:
Beginning of period	725,902,257	657,563,477

End of period(a)	$676,500,222	$725,902,257

(a) Includes undistributed net investment income of:	$1,020,740	$2,818,837

See Notes to Financial Statements.

Prudential Jennison Value Fund	19

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 7 (the “Portfolios”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end, management investment company and currently consists of Prudential Jennison Value Fund (the “Fund”). The investment objective of the Fund is capital appreciation.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last

20

sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Prudential Jennison Value Fund	21

Notes to Financial Statements

(Unaudited) continued

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the

22

market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on foreign currencies.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Fund. For multi-sleeve Funds, different sub-advisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for over-the-counter (OTC) derivatives under the FASB Accounting Standards Update (ASU) 2013-01 disclosure. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially,

Prudential Jennison Value Fund	23

Notes to Financial Statements

(Unaudited) continued

the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

24

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .60% of the Fund’s average daily net assets up to $500 million, .50% of the next $500 million, .475% of the next $500 million and .45% of the average daily net assets in excess of $1.5 billion. The effective management fee rate was .57% for the six months ended February 28, 2015.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares. Formerly through April 11, 2014, the Fund had a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, served as co-distributor of the Class X shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed through December 31, 2015 to limit such expenses to .50% of the average daily net assets of the Class R shares. As of April 11, 2014, the last conversion of

Prudential Jennison Value Fund	25

Notes to Financial Statements

(Unaudited) continued

Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

Prior to the final conversion of Class X shares, Management received the maximum allowable amount of sales charges for Class X shares in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager were contributed back into the Fund and included in the Financial Highlights as a contribution to capital.

PIMS has advised the Fund that it has received $91,285 in front-end sales charges resulting from sales of Class A shares during the six months ended February 28, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2015, it received $50, $5,233 and $163 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI, PIMS, PAD and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended February 28, 2015, PIM has been compensated $617 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

26

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2015, were $126,308,211 and $139,475,497, respectively.

Note 5. Tax Information

The United States federal income tax basis of investments and net unrealized appreciation as of February 28, 2015 were as follows:

Tax Basis	$474,122,454

Appreciation	220,336,370
Depreciation	(14,686,807)

Net Unrealized Appreciation	$205,649,563

The book basis may differ from tax basis due to certain tax related adjustments.

The Fund utilized approximately $40,469,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended August 31, 2014.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase Class A shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (“CDSC”) of 1% for shares sold within 12 months of purchase. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and six years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shared are closed to new purchases. Class C shares are subject to a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for

Prudential Jennison Value Fund	27

Notes to Financial Statements

(Unaudited) continued

shareholders who qualified to purchase Class A shares at net asset value. As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Fund has authorized an unlimited number of shares of beneficial interest at $.01 par value divided into six classes, designated Class A, Class B, Class C, Class Q, Class R and Class Z. As of February 28, 2015, Prudential Financial, Inc. through its affiliates owned 79 Class Q shares of the Fund.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended February 28, 2015:
Shares sold	310,925	$6,630,937
Shares issued in reinvestment of dividends and distributions	1,933,407	38,223,460
Shares reacquired	(1,515,457)	(32,386,196)

Net increase (decrease) in shares outstanding before conversion	728,875	12,468,201
Shares issued upon conversion from Class B and Class Z	43,758	968,389
Shares reacquired upon conversion into Class Z	(21,191)	(471,202)

Net increase (decrease) in shares outstanding	751,442	$12,965,388

Year ended August 31, 2014:
Shares sold	759,840	$15,729,083
Shares issued in reinvestment of dividends and distributions	128,310	2,593,107
Shares reacquired	(3,862,569)	(79,536,348)

Net increase (decrease) in shares outstanding before conversion	(2,974,419)	(61,214,158)
Shares issued upon conversion from Class B, Class X and Class Z	155,836	3,200,084
Shares reacquired upon conversion into Class Z	(68,103)	(1,470,116)

Net increase (decrease) in shares outstanding	(2,886,686)	$(59,484,190)

28

Class B	Shares	Amount
Six months ended February 28, 2015:
Shares sold	27,714	$576,805
Shares issued in reinvestment of dividends and distributions	35,917	691,763
Shares reacquired	(49,233)	(1,026,377)

Net increase (decrease) in shares outstanding before conversion	14,398	242,191
Shares reacquired upon conversion into Class A	(43,780)	(942,457)

Net increase (decrease) in shares outstanding	(29,382)	$(700,266)

Year ended August 31, 2014:
Shares sold	86,706	$1,737,739
Shares reacquired	(107,703)	(2,168,810)

Net increase (decrease) in shares outstanding before conversion	(20,997)	(431,071)
Shares reacquired upon conversion into Class A	(151,482)	(3,036,347)

Net increase (decrease) in shares outstanding	(172,479)	$(3,467,418)

Class C
Six months ended February 28, 2015:
Shares sold	89,099	$1,805,468
Shares issued in reinvestment of dividends and distributions	78,434	1,509,844
Shares reacquired	(104,950)	(2,171,939)

Net increase (decrease) in shares outstanding before conversion	62,583	1,143,373
Shares reacquired upon conversion into Class Z	(2,982)	(62,476)

Net increase (decrease) in shares outstanding	59,601	$1,080,897

Year ended August 31, 2014:
Shares sold	125,149	$2,497,848
Shares reacquired	(426,108)	(8,549,722)

Net increase (decrease) in shares outstanding before conversion	(300,959)	(6,051,874)
Shares reacquired upon conversion into Class Z	(3,450)	(70,452)

Net increase (decrease) in shares outstanding	(304,409)	$(6,122,326)

Class Q
Six months ended February 28, 2015:
Shares sold	97,470	$2,137,956
Shares issued in reinvestment of dividends and distributions	77,879	1,538,101
Shares reacquired	(314,819)	(6,319,871)

Net increase (decrease) in shares outstanding	(139,470)	$(2,643,814)

Year ended August 31, 2014:
Shares sold	107,250	$2,207,563
Shares issued in reinvestment of dividends and distributions	9,226	186,277
Shares reacquired	(389,841)	(8,213,410)

Net increase (decrease) in shares outstanding before conversion	(273,365)	(5,819,570)
Shares issued upon conversion from Class Z	54,009	1,110,965

Net increase (decrease) in shares outstanding	(219,356)	$(4,708,605)

Prudential Jennison Value Fund	29

Notes to Financial Statements

(Unaudited) continued

Class R	Shares	Amount
Six months ended February 28, 2015
Shares sold	53,162	$1,143,771
Shares issued in reinvestment of dividends and distributions	43,755	863,719
Shares reacquired	(87,999)	(1,886,249)

Net increase (decrease) in shares outstanding	8,918	$121,241

Year ended August 31, 2014:
Shares sold	183,249	$3,771,230
Shares issued in reinvestment of dividends and distributions	1,846	37,265
Shares reacquired	(216,662)	(4,437,145)

Net increase (decrease) in shares outstanding	(31,567)	$(628,650)

Class X
Period ended April 11, 2014*:
Shares issued in reinvestment of dividends and distributions	12	$246
Shares reacquired	(51)	(1,015)

Net increase (decrease) in shares outstanding before conversion	(39)	(769)
Shares reacquired upon conversion into Class A	(4,026)	(81,073)

Net increase (decrease) in shares outstanding	(4,065)	$(81,842)

Class Z
Six months ended February 28, 2015:
Shares sold	322,927	$6,778,856
Shares issued in reinvestment of dividends and distributions	208,284	4,117,780
Shares reacquired	(687,009)	(14,753,793)

Net increase (decrease) in shares outstanding before conversion	(155,798)	(3,857,157)
Shares issued upon conversion from Class A and Class C	24,034	533,677
Shares reacquired upon conversion into Class A	(1,179)	(25,931)

Net increase (decrease) in shares outstanding	(132,943)	$(3,349,411)

Year ended August 31, 2014:
Shares sold	1,151,066	$24,000,382
Shares issued in reinvestment of dividends and distributions	16,721	338,105
Shares reacquired	(872,403)	(18,176,692)

Net increase (decrease) in shares outstanding before conversion	295,384	6,161,795
Shares issued upon conversion from Class A and Class C	71,328	1,540,569
Shares reacquired upon conversion into Class A and Class Q	(57,890)	(1,193,630)

Net increase (decrease) in shares outstanding	308,822	$6,508,734

*	As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

30

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended February 28, 2015.

Prudential Jennison Value Fund	31

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 28,	Year Ended August 31,
	2015	2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$22.71	$18.65	$14.74	$14.01	$12.27	$11.67
Income (loss) from investment operations:
Net investment income	.05	.08	.12	.07	.05	.05
Net realized and unrealized gain (loss) on investment transactions	(.29)	4.08	3.93	.71	1.73	.59
Total from investment operations	(.24)	4.16	4.05	.78	1.78	.64
Less Dividends and Distributions:
Dividends from net investment income	(.11)	(.10)	(.14)	(.05)	(.04)	(.04)
Distributions from net realized gains	(1.52)	-	-	-	-	-
Total dividends and distributions	(1.63)	(.10)	(.14)	(.05)	(.04)	(.04)
Net asset value, end of period	$20.84	$22.71	$18.65	$14.74	$14.01	$12.27
Total Return(b):	(.68)%	22.37%	27.71%	5.57%	14.48%	5.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$532,662	$563,597	$516,600	$482,632	$541,305	$543,424
Average net assets (000)	$535,985	$542,283	$496,591	$511,257	$614,287	$608,797
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.08% (e)	1.06%	1.09%	1.07%	1.04%	1.07%
Expenses before waivers and/or expense reimbursement	1.08% (e)	1.06%	1.09%	1.07%	1.04%	1.07%
Net investment income	.48% (e)	.40%	.74%	.48%	.33%	.36%
Portfolio turnover rate	19% (f)	39%	30%	31%	56%	56%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

32

Class B Shares
	Six Months Ended February 28,	Year Ended August 31,
	2015	2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$22.11	$18.19	$14.38	$13.72	$12.07	$11.52
Income (loss) from investment operations:
Net investment income (loss)	(.02)	(.06)	.01	(.03)	(.05)	(.04)
Net realized and unrealized gain (loss) on investment transactions	(.29)	3.98	3.84	.69	1.70	.59
Total from investment operations	(.31)	3.92	3.85	.66	1.65	.55
Less Dividends and Distributions:
Dividends from net investment income	-	-	(.04)	-	-	-	(d)
Distributions from net realized gains	(1.52)	-	-	-	-	-
Total dividends and distributions	(1.52)	-	(.04)	-	-	-	(d)
Net asset value, end of period	$20.28	$22.11	$18.19	$14.38	$13.72	$12.07
Total Return(b):	(1.04)%	21.55%	26.85%	4.81%	13.67%	4.78%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,092	$11,655	$12,727	$13,030	$18,493	$23,813
Average net assets (000)	$10,413	$12,199	$12,950	$15,355	$23,534	$29,060
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.78% (e)	1.76%	1.79%	1.77%	1.74%	1.77%
Expenses before waivers and/or expense reimbursement	1.78% (e)	1.76%	1.79%	1.77%	1.74%	1.77%
Net investment income (loss)	(.22)% (e)	(.30)%	.06%	(.21)%	(.36)%	(.33)%
Portfolio turnover rate	19% (f)	39%	30%	31%	56%	56%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Value Fund	33

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended February 28,	Year Ended August 31,
	2015	2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$22.10	$18.18	$14.38	$13.72	$12.06	$11.52
Income (loss) from investment operations:
Net investment income (loss)	(.02)	(.06)	.01	(.03)	(.05)	(.04)
Net realized and unrealized gain (loss) on investment transactions	(.30)	3.98	3.83	.69	1.71	.58
Total from investment operations	(.32)	3.92	3.84	.66	1.66	.54
Less Dividends and Distributions:
Dividends from net investment income	-	-	(.04)	-	-	-	(d)
Distributions from net realized gains	(1.52)	-	-	-	-	-
Total dividends and distributions	(1.52)	-	(.04)	-	-	-	(d)
Net asset value, end of period	$20.26	$22.10	$18.18	$14.38	$13.72	$12.06
Total Return(b):	(1.09)%	21.56%	26.78%	4.81%	13.76%	4.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,562	$27,649	$28,284	$24,651	$28,355	$28,713
Average net assets (000)	$26,368	$28,102	$26,554	$26,779	$32,039	$31,259
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.78% (e)	1.76%	1.79%	1.77%	1.74%	1.77%
Expenses before waivers and/or expense reimbursement	1.78% (e)	1.76%	1.79%	1.77%	1.74%	1.77%
Net investment income (loss)	(.22)% (e)	(.31)%	.05%	(.22)%	(.37)%	(.33)%
Portfolio turnover rate	19% (f)	39%	30%	31%	56%	56%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

34

Class Q Shares
	Six Months Ended February 28,	Year Ended August 31,		October 31, 2011(b) through August 31,
	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$22.76	$18.68	$14.77	$14.21
Income (loss) from investment operations:
Net investment income	.09	.17	.20	.15
Net realized and unrealized gain (loss) on investment transactions	(.29)	4.09	3.92	.52
Total from investment operations	(.20)	4.26	4.12	.67
Less Dividends and Distributions:
Dividends from net investment income	(.20)	(.18)	(.21)	(.11)
Distributions from net realized gains	(1.52)	-	-	-
Total dividends and distributions	(1.72)	(.18)	(.21)	(.11)
Net asset value, end of period	$20.84	$22.76	$18.68	$14.77
Total Return(c):	(.47)%	22.92%	28.23%	4.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,358	$18,862	$19,577	$16,509
Average net assets (000)	$18,781	$20,513	$18,609	$22,334
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	.64% (d)	.63%	.64%	.62%	(d)
Expense before waivers and/or expense reimbursement	.64% (d)	.63%	.64%	.62%	(d)
Net investment income	.87% (d)	.82%	1.18%	1.06%	(d)
Portfolio turnover rate	19% (e)	39%	30%	31%	(e)

(a) Calculated based on average shares outstanding during the period.

(b) Commencement of offering.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Annualized.

(e) Not annualized.

(f) Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

Prudential Jennison Value Fund	35

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended February 28,	Year Ended August 31,
	2015	2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$22.65	$18.60	$14.71	$13.98	$12.24	$11.64
Income (loss) from investment operations:
Net investment income	.03	.04	.09	.04	.02	.02
Net realized and unrealized gain (loss) on investment transactions	(.30)	4.07	3.91	.71	1.73	.59
Total from investment operations	(.27)	4.11	4.00	.75	1.75	.61
Less Dividends and Distributions:
Dividends from net investment income	(.06)	(.06)	(.11)	(.02)	(.01)	(.01)
Distributions from net realized gains	(1.52)	-	-	-	-	-
Total dividends and distributions	(1.58)	(.06)	(.11)	(.02)	(.01)	(.01)
Net asset value, end of period	$20.80	$22.65	$18.60	$14.71	$13.98	$12.24
Total Return(b):	(.80)%	22.16%	27.38%	5.35%	14.30%	5.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,633	$13,557	$11,721	$9,794	$10,446	$9,583
Average net assets (000)	$12,749	$12,649	$10,985	$10,660	$11,461	$8,448
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.28% (d)	1.26%	1.29%	1.27%	1.24%	1.27%
Expenses before waiver and/or expense reimbursement	1.53% (d)	1.51%	1.54%	1.52%	1.49%	1.52%
Net investment income	.27% (d)	.20%	.53%	.28%	.13%	.18%
Portfolio turnover rate	19% (e)	39%	30%	31%	56%	56%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

36

Class X Shares
	Period Ended April 11,		Year Ended August 31,
	2014(g)		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$18.58		$14.69	$13.96	$12.22	$11.62	$16.37
Income (loss) from investment operations:
Net investment income	.03		.14	.07	.06	.05	.08
Net realized and unrealized gain on investment transactions	1.75		3.90	.71	1.72	.58	(3.81)
Total from investment operations	1.78		4.04	.78	1.78	.63	(3.73)
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.15)	(.05)	(.04)	(.04)	(.09)
Distributions from net realized gains	-		-	-	-	-	(.96)
Total dividends and distributions	(.11)		(.15)	(.05)	(.04)	(.04)	(1.05)
Capital Contributions (Note 2):	-		-	- (d)	- (d)	.01	.03
Net asset value, end of period	$20.25		$18.58	$14.69	$13.96	$12.22	$11.62
Total Return(b):	9.57%		27.73%	5.65%	14.60%	5.51%	(20.42)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6		$76	$135	$314	$572	$1,032
Average net assets (000)	$38		$112	$232	$505	$909	$1,175
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.77%	(e)	1.04%	1.02%	.99%	1.02%	1.09%
Expenses before waivers and/or expense reimbursement	.77%	(e)	1.04%	1.02%	.99%	1.02%	1.09%
Net investment income	.19%	(e)	.82%	.52%	.39%	.40%	.80%
Portfolio turnover rate	39%	(f)(h)	30%	31%	56%	56%	60%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

(g) As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

(h) Calculated as of August 31, 2014.

See Notes to Financial Statements.

Prudential Jennison Value Fund	37

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended February 28,	Year Ended August 31,
	2015	2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$22.77	$18.69	$14.77	$14.05	$12.30	$11.69
Income (loss) from investment operations:
Net investment income	.08	.15	.16	.11	.09	.09
Net realized and unrealized gain (loss) on investment transactions	(.30)	4.08	3.95	.70	1.74	.59
Total from investment operations	(.22)	4.23	4.11	.81	1.83	.68
Less Dividends and Distributions:
Dividends from net investment income	(.17)	(.15)	(.19)	(.09)	(.08)	(.07)
Distributions from net realized gains	(1.52)	-	-	-	-	-
Total dividends and distributions	(1.69)	(.15)	(.19)	(.09)	(.08)	(.07)
Net asset value, end of period	$20.86	$22.77	$18.69	$14.77	$14.05	$12.30
Total Return(b):	(.55)%	22.76%	28.11%	5.83%	14.86%	5.78%

Ratios/Supplemental Data:
Net assets, end of period (000)	$80,193	$90,582	$68,579	$244,881	$359,107	$303,166
Average net assets (000)	$82,803	$78,915	$93,588	$295,370	$403,570	$259,824
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.78% (d)	.76%	.79%	.77%	.74%	.77%
Expenses before waivers and/or expense reimbursement	.78% (d)	.76%	.79%	.77%	.74%	.77%
Net investment income	.77% (d)	.72%	.95%	.78%	.64%	.69%
Portfolio turnover rate	19% (e)	39%	30%	31%	56%	56%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

38

Results of Proxy Voting

(Unaudited)

At the special meeting of shareholders held on November 26, 2014, shareholders of the Prudential Investment Portfolios 7, which is comprised of the Prudential Jennison Value Fund (the “Fund”), approved the following proposal:

To elect twelve Directors:

	SHARES VOTED	% OF VOTED	% OF TOTAL
(a) Ellen S. Alberding;
FOR	19,909,089.554	97.460%	62.414%
WITHHELD	518,933.785	2.540%	1.626%

(b) Kevin J. Bannon;
FOR	19,908,225.275	97.456%	62.411%
WITHHELD	519,798.064	2.544%	1.629%

(c) Linda W. Bynoe;
FOR	19,898,701.069	97.409%	62.381%
WITHHELD	529,322.270	2.591%	1.659%

(d) Keith F. Hartstein;
FOR	19,913,368.536	97.481%	62.427%
WITHHELD	514,654.803	2.519%	1.613%

(e) Michael S. Hyland;
FOR	19,893,273.757	97.383%	62.364%
WITHHELD	534,749.582	2.617%	1.676%

(f) Stephen P. Munn;
FOR	19,900,202.927	97.417%	62.386%
WITHHELD	527,820.412	2.583%	1.654%

(g) James E. Quinn;
FOR	19,901,936.505	97.460%	62.414%
WITHHELD	526,086.834	2.575%	1.649%

(h) Richard A. Redeker;
FOR	19,908,529.982	97.457%	62.412%
WITHHELD	519,493.357	2.543%	1.628%

(i) Stephen G. Stoneburn;
FOR	19,923,427.051	97.530%	62.459%
WITHHELD	504,596.288	2.470%	1.581%

(j) Stuart S. Parker;
FOR	19,906,869.643	97.449%	62.407%
WITHHELD	521,153.696	2.551%	1.633%

(k) Scott E. Benjamin; and
FOR	19,889,074.665	97.362%	62.351%
WITHHELD	538,948.674	2.638%	1.689%

(l) Grace C. Torres.
FOR	19,918,103.434	97.504%	62.442%
WITHHELD	509,919.905	2.496%	1.598%

Prudential Jennison Value Fund	39

Results of Proxy Voting

(Unaudited) continued

The special meeting of shareholders of the Fund held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014, January 9, 2015, and February 9, 2015 to permit further solicitation of proxies on the proposals noted below.

An abstention or a broker non-vote is considered present for purposes of determining a quorum but has the effect of a vote against such matters. At the special meeting of shareholders held on February 9, 2015, insufficient votes were obtained to approve the following proposals:

Proposal 1: To permit PI to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	5,554,723.048	27.086%	17.413%
AGAINST	433,886.614	2.116%	1.360%
ABSTAIN	277,161.103	1.351%	0.869%
BROKER NON-VOTE	14,242,603.008	69.447%	44.650%

TOTAL	20,508,373.773	100.000%	64.292%

Proposal 2: To designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Directors, but without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	4,775,325.465	23.285%	14.970%
AGAINST	1,197,470.044	5.839%	3.754%
ABSTAIN	292,975.006	1.429%	0.918%
BROKER NON-VOTE	14,242,603.008	69.447%	44.650%

TOTAL	20,508,373.773	100.000%	64.292%

40	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Value Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON VALUE FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PBEAX	PBQIX	PEICX	PJVQX	JDVRX	PEIZX
CUSIP	74440N102	74440N201	74440N300	74440N888	74440N607	74440N805

MF131E2    0275795-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 7
By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary
Date:	April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer
Date:	April 20, 2015
By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer
Date:	April 20, 2015